Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
	Investmentproperty	Property	Equipment	Leasedassets	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2018	116	3,493	2,748	9	6,366
Additions	9	217	262	-	488
Disposals	(115)	(83)	(99)	-	(297)
Change in fair value of investment properties	(3)	-	-	-	(3)
Exchange and other movements	2	57	45	-	104
As at 31 December 2018	9	3,684	2,956	9	6,658
Accumulated depreciation and impairment
As at 1 January 2018	-	(1,668)	(2,117)	(9)	(3,794)
Depreciation charge	-	(166)	(252)	-	(418)
Impairment	-	(3)	-	-	(3)
Disposals	-	73	79	-	152
Exchange and other movements	-	(28)	(32)	-	(60)
As at 31 December 2018	-	(1,792)	(2,322)	(9)	(4,123)
Net book value	9	1,892	634	-	2,535
Cost
As at 1 January 2017	81	3,429	3,840	10	7,360
Additions	114	220	299	-	633
Disposals	(69)	(18)	(1,082)	(1)	(1,170)
Change in fair value of investment properties	(5)	-	-	-	(5)
Exchange and other movements	(5)	(138)	(309)	-	(452)
As at 31 December 2017	116	3,493	2,748	9	6,366
Accumulated depreciation and impairment					-
As at 1 January 2017	-	(1,483)	(3,043)	(9)	(4,535)
Depreciation charge	-	(171)	(275)	-	(446)
Impairment	-	(28)	-	-	(28)
Disposals	-	-	972	-	972
Exchange and other movements	-	14	229	-	243
As at 31 December 2017	-	(1,668)	(2,117)	(9)	(3,794)
Net book value	116	1,825	631	-	2,572